Goodwill and Intangible Assets, Net Definite-lived and Indefinite-lived Intangible Assets Table (Details) (USD $) In Millions, unless otherwise specified							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Automotive Segment [Member]	Dec. 31, 2011 Automotive Segment [Member]	Dec. 31, 2010 Automotive Segment [Member]	Jun. 30, 2012 Automotive Segment [Member] Minimum [Member]	Dec. 31, 2011 Automotive Segment [Member] Minimum [Member]	Jun. 30, 2012 Automotive Segment [Member] Maximum [Member]	Dec. 31, 2011 Automotive Segment [Member] Maximum [Member]	Jun. 30, 2012 Energy Segment [Member]	Dec. 31, 2011 Energy Segment [Member]	Jun. 30, 2012 Energy Segment [Member] Minimum [Member]	Jun. 30, 2012 Energy Segment [Member] Maximum [Member]	Jun. 30, 2012 Gaming Segment [Member]	Dec. 31, 2011 Gaming Segment [Member]	Dec. 31, 2010 Gaming Segment [Member]	Jun. 30, 2012 Gaming Segment [Member] Minimum [Member]	Dec. 31, 2011 Gaming Segment [Member] Minimum [Member]	Jun. 30, 2012 Gaming Segment [Member] Maximum [Member]	Dec. 31, 2011 Gaming Segment [Member] Maximum [Member]	Jun. 30, 2012 Food Packaging Segment [Member]	Dec. 31, 2011 Food Packaging Segment [Member]	Dec. 31, 2010 Food Packaging Segment [Member]	Jun. 30, 2012 Food Packaging Segment [Member] Minimum [Member]	Dec. 31, 2011 Food Packaging Segment [Member] Minimum [Member]	Jun. 30, 2012 Food Packaging Segment [Member] Maximum [Member]	Dec. 31, 2011 Food Packaging Segment [Member] Maximum [Member]	Jun. 30, 2012 Metals Segment [Member]	Dec. 31, 2011 Metals Segment [Member]	Dec. 31, 2010 Metals Segment [Member]	Jun. 30, 2012 Metals Segment [Member] Minimum [Member]	Dec. 31, 2011 Metals Segment [Member] Minimum [Member]	Jun. 30, 2012 Metals Segment [Member] Maximum [Member]	Dec. 31, 2011 Metals Segment [Member] Maximum [Member]	Jun. 30, 2012 Real Estate Segment [Member]	Dec. 31, 2011 Real Estate Segment [Member]	Dec. 31, 2010 Real Estate Segment [Member]	Jun. 30, 2012 Real Estate Segment [Member] Minimum [Member]	Dec. 31, 2011 Real Estate Segment [Member] Minimum [Member]	Jun. 30, 2012 Real Estate Segment [Member] Maximum [Member]	Dec. 31, 2011 Real Estate Segment [Member] Maximum [Member]	Jun. 30, 2012 Home Fashion Segment [Member]	Dec. 31, 2011 Home Fashion Segment [Member]	Dec. 31, 2010 Home Fashion Segment [Member]
Definite-lived intangible assets: [Abstract]
Definite-lived intangible assets, useful life (in years)							1 year	1 year	22 years	22 years			20 years	25 years				3 years	3 years	42 years	42 years				6 years	6 years	12 years	12 years				5 years	5 years	15 years	15 years				12 years	12 years	12 years 6 months	12 years 6 months
Definite-lived intangible assets, Gross Carrying Amount	$ 1,195	$ 840	$ 838	$ 656	$ 656	$ 658					$ 358	$ 0			$ 17	$ 25	$ 25					$ 23	$ 23	$ 23					$ 20	$ 15	$ 11					$ 121	$ 121	$ 121
Definite-lived intangible assets, Accumulated Amortization	(312)	(279)	(214)	(246)	(222)	(174)					(3)	0			(2)	(2)	0					(15)	(14)	(11)					(8)	(7)	(5)					(38)	(34)	(24)
Definite-lived intangible assets, Net Carrying Value	883	561	624	410	434	484					355	0			15	23	25					8	9	12					12	8	6					83	87	97
Indefinite-lived intangible assets: [Abstract]
Indefinite-lived intangible assets, Net Carrying Value	325	338	375	264	277	314									54	54	54					2	2	2					2	2	0												3	3	5
Intangible assets, net	1,208	899	999
Estimated future amortizaiton expense for definite-lived intangible assets
2012		64
2013		60
2014		59
2015		59
2016		56
Thereafter		264
Total estimated future amortization on definite-lived intangible assets		$ 562